Commitments and Contingencies - Schedule of Aggregate Estimated Minimum Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	May 19, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
July 1, 2021 to December 31, 2021	$ 0
2022	18,710
2023	33,871
2024	32,089
2025	32,703
Thereafter	470,546
Total Payments	587,919
Less adjustment to fair value for contingent consideration	(125,740)
Total TRA Liability	$ 462,179	$ 461,000	$ 0
Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Commitments and Contingencies [Line Items]
2021			5,882
2022			8,354
2023			8,101
2024			6,000
2025			5,923
Thereafter			37,061
Total Payments			$ 71,321